Consolidated Statement of Comprehensive Income - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Profit (loss) for the period	S/ 57,415	S/ 209,238	S/ (451,598)
Items that will not be reclassified to profit or loss
Remeasurement of actuarial gains and losses, net of tax	16,589	(4,031)	(1,531)
Items that may be subsequently reclassified to profit or loss
Cash flow hedge, net of tax	119	482	883
Foreign currency translation adjustment, net of tax	5,733	(11,341)	14,307
Change in value of available-for-sale financial assets, net of tax			(2,220)
Transfer to profit or loss from sales of available-for-sale financial assets, net of tax			(41,461)
Exchange difference from net investment in a foreign operation, net of tax	(8,147)	6,610	7,860
Exchange difference from foreign net investment, net of tax			1,563
Items that may be subsequently reclassified to profit or loss	(2,295)	(4,249)	(19,068)
Other comprehensive income for the period, net of tax	14,294	(8,280)	(20,599)
Comprehensive income of the year	71,709	200,958	(472,197)
Comprehensive income attributable to:
Owners of the Company	(67,548)	143,575	(534,492)
Non-controllinginterest	139,257	57,383	62,295
Total comprehensive income for the year	71,709	200,958	(472,197)
Comprehensive income attributable to owners of the Company:
Continuing operations	(131,284)	(62,773)	(639,371)
Discontinued operations	63,736	206,348	104,879
Total comprehensive income for the year	S/ (67,548)	S/ 143,575	S/ (534,492)